Note 16 - Financial Instruments - Exchange Rates (Details)	12 Months Ended
Dec. 31, 2018
Canada, Dollars
Statement Line Items [Line Items]
Average rate	0.7719
Reporting date rate	0.7332
Euro Member Countries, Euro
Statement Line Items [Line Items]
Average rate	1.1809
Reporting date rate	1.1467